Tax and employee-related liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Tax And Employee-Related Liabilities [Abstract]
Schedule of tax and employee related liabilities

€ in thousand	As at December 31,
	2022	2021
Employee-related liabilities	10,778	10,101
Social security and other taxes	4,960	7,148
BALANCE AS AT DECEMBER 31	15,738	17,249
Less non-current portion	—	—
CURRENT PORTION	15,738	17,249